Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	We do not time the disclosure of material nonpublic information for the purpose of affecting the value of equity-based awards granted to our employees.
Award Timing Method
It is the Company’s practice to issue annual equity awards in February each year. The exercise or grant price of any relevant equity-based award cannot be less than the closing price of our common stock on the grant date, and our annual long-term incentive equity-based awards are granted only with the approval of the Compensation Committee or Board. We do not time the disclosure of material nonpublic information for the purpose of affecting the value of equity-based awards granted to our employees.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We do not time the disclosure of material nonpublic information for the purpose of affecting the value of equity-based awards granted to our employees.
MNPI Disclosure Timed for Compensation Value	false